[EATON VANCE LOGO]


             SEMIANNUAL REPORT FEBRUARY 28, 2001
                                                            [PHOTO OF BUILDINGS]



                                   EATON VANCE
[PHOTO OF SNAKES]                 GREATER CHINA
                                     GROWTH
                                      FUND


[PHOTO OF GREAT WALL OF CHINA]

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2001

INVESTMENT UPDATE

[PHOTO OF ADALINE M. KO]

 Adaline M. Ko
  Portfolio Manager

INVESTMENT ENVIRONMENT

- The China region markets posted sharp declines in the six months ended February 28, as exports slowed in a weaker global economy. Hong Kong fell 19.4%, while South Korea declined 19.2% and Taiwan fell 25.9%. The Morgan Stanley All Country Far East Free ex Japan Index declined 17.02% during the period.(1)

- Taiwan and South Korea have each experienced a slowdown in sales of technology and communications equipment. Despite an easier monetary policy by their respective central banks, GDP forecasts have been adjusted downward for both countries.

- On a brighter note, Hong Kong is recovering from the deflationary trends of recent years, evidenced by surging property prices. Meanwhile, mainland China has benefited from an $18 billion fiscal stimulus and from rising foreign direct investment in anticipation of its entry into the World Trade Organization.

THE FUND

     PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -17.55% during the six months ended February 28, 2001.(2) This return resulted from a decrease in net asset value per share (NAV) to $11.70 on February 28, 2001 from $14.19 on August 31, 2000.

- The Fund's Class B shares had a total return of -17.94% during the six months ended February 28, 2001.(2) This return resulted from a decrease in NAV to $10.43 on February 28, 2001 from $12.71 on August 31, 2000.

- The Fund's Class C shares had a total return of -17.94% during the six months ended February 28, 2001.(2) This return resulted from a decrease in NAV to $7.09 on February 28, 2001 from $8.64 on August 31, 2000.

RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio's largest country weightings at February 28 were Hong Kong, at 69.7%, Taiwan, at 17.6%, and Korea, at 4.6%. Financial companies constituted the Portfolio's largest sector weighting at February 28, followed by real estate operating companies. Lower interest rates should stimulate economic activity and benefit the region's banks and brokerage companies.

- Hong Kong-based HSBC Holdings PLC was the Portfolio's largest investment at February 28. HSBC is among the largest banking companies in Greater China and has been a key participant in the region's economic expansion. The company offers a comprehensive array of financial services in 6,000 offices operating in 80 countries.

- Cheung Kong Holdings was another large Hong Kong holding. This real estate developer has benefited from a revival in the Hong Kong property market, where Central District commercial rents have surged more than 50% in the past year alone.

- China Mobile is China's leading provider of mobile telecom services. While only 8% of China's population currently owns a cellular phone, the market represents vast potential. A study by L. M. Ericsson suggests that China's cellular base could rise to 300 million subscribers by 2004 from just 72 million today.

- Li & Fung Ltd. is Hong Kong's largest trading entity. The company enjoyed 50% revenue growth in 2000, benefiting from strong generic growth as well as key strategic acquisitions. In a new venture, Li & Fung is using the Internet to help its 6,000 suppliers sell excess inventories to discount retailers.

- Delta Electronics is a fast-growing, Taiwan-based manufacturer of power switching supplies and components for the information and communications sectors. The company has generated 34% annual revenue growth over the past decade.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
AS OF FEBRUARY 28, 2001

PERFORMANCE(3)                    CLASS A  CLASS B     CLASS C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                         -24.32%   -24.86%     -24.81%
Five Years                        -3.57     -4.12       -4.25
Life of Fund+                      3.26      0.71       -4.65
-------------------------------------------------------------------------------

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                         -28.66%   -28.61%   -25.57%
Five Years                        -4.71     -4.50     -4.25
Life of Fund+                      2.53      0.71     -4.65


   +Inception Dates - Class A: 10/28/92; Class B: 6/7/93; Class C:12/28/93



TEN LARGEST HOLDINGS(4)
-------------------------------------------------
HSBC Holdings, Ltd.                         12.1%
Hutchison Whampoa                          11.2
Cheung Kong Holdings, Ltd.                  8.2
China Mobile                                7.6
Li & Fund, Ltd.                             6.8
Delta Electronics                           4.0
Hon Hai Precision Industry                  3.6
United Microelectronics Corp., Ltd.         2.7
Samsung Electronics                         2.6
Wharf Holdings, Ltd.                        2.6


(1) It is not possible to invest directly in an Index.


(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. For Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. SEC 1-year return for Class C reflects 1% CDSC.

(4) Based on market value. Ten largest holdings represent 61.4% of the Portfolio's net assets. Holdings are subject to change.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
Assets
------------------------------------------------------
Investment in Greater China Growth
   Portfolio, at value
   (identified cost, $83,848,252)         $120,074,207
Receivable for Fund shares sold                490,030
------------------------------------------------------
TOTAL ASSETS                              $120,564,237
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,976,110
Accrued expenses                               105,997
------------------------------------------------------
TOTAL LIABILITIES                         $  2,082,107
------------------------------------------------------
NET ASSETS                                $118,482,130
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $143,358,134
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (58,579,464)
Accumulated net investment loss             (2,522,495)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         36,225,955
------------------------------------------------------
TOTAL                                     $118,482,130
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 47,831,674
SHARES OUTSTANDING                           4,089,644
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.70
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $11.70)      $      12.41
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 64,899,889
SHARES OUTSTANDING                           6,221,389
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.43
------------------------------------------------------

Class C Shares
------------------------------------------------------
NET ASSETS                                $  5,750,567
SHARES OUTSTANDING                             810,775
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.09
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio        $    495,209
Interest allocated from Portfolio               23,095
Expenses allocated from Portfolio             (715,616)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (197,312)
------------------------------------------------------

Expenses
------------------------------------------------------
Management fee                            $    165,466
Trustees' fees and expenses                      1,973
Distribution and service fees
   Class A                                     134,542
   Class B                                     362,293
   Class C                                      31,616
Transfer and dividend disbursing agent
   fees                                        110,650
Printing and postage                            27,125
Registration fees                               24,430
Legal and accounting services                   14,050
Custodian fee                                    8,516
Miscellaneous                                   26,475
------------------------------------------------------
TOTAL EXPENSES                            $    907,136
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $      8,531
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $      8,531
------------------------------------------------------

NET EXPENSES                              $    898,605
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,095,917)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  4,821,250
   Foreign currency transactions              (300,438)
------------------------------------------------------
NET REALIZED GAIN                         $  4,520,812
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(31,620,442)
   Foreign currency                               (693)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(31,621,135)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(27,100,323)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(28,196,240)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (1,095,917) $    (1,420,632)
   Net realized gain                              4,520,812        9,396,797
   Net change in unrealized
      appreciation (depreciation)               (31,621,135)      32,078,984
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (28,196,240) $    40,055,149
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      21,891,965  $    39,353,670
      Class B                                       754,799        4,902,766
      Class C                                     5,048,899       12,423,511
   Cost of shares redeemed
      Class A                                   (29,493,389)     (54,635,414)
      Class B                                   (10,773,625)     (28,847,911)
      Class C                                    (6,771,277)     (13,547,795)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (19,342,628) $   (40,351,173)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (47,538,868) $      (296,024)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     166,020,998  $   166,317,022
----------------------------------------------------------------------------
AT END OF PERIOD                          $     118,482,130  $   166,020,998
----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $      (2,522,495) $    (1,426,578)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS A
                                  --------------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -----------------------------------------
                                  (UNAUDITED)(1)         2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $14.190           $11.400        $ 6.860       $ 17.710
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment income (loss)           $(0.083)          $(0.069)       $ 0.012       $  0.013
Net realized and unrealized
   gain (loss)                          (2.407)            2.859          4.528        (10.863)
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(2.490)          $ 2.790        $ 4.540       $(10.850)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $11.700           $14.190        $11.400       $  6.860
------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (17.55)%           24.47%         66.18%        (61.26)%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $47,832           $66,428        $65,299       $ 56,277
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.36%(4)          2.30%          2.33%          2.27%
   Expenses after custodian
      fee reduction(3)                    2.15%(4)          2.08%          2.14%          2.15%
   Net investment income
      (loss)                             (1.36)%(4)        (0.51)%         0.13%          0.11%
Portfolio Turnover of the
   Portfolio                                10%               34%            57%            42%
------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS B
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -------------------------------------------------------------------
                                  (UNAUDITED)(1)         2000(1)        1999(1)        1998(1)        1997         1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $12.710           $10.260        $ 6.200        $16.130      $ 12.450     $ 11.890
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.101)          $(0.120)       $(0.049)       $(0.041)     $ (0.181)    $ (0.087)
Net realized and unrealized
   gain (loss)                          (2.179)            2.570          4.109         (9.889)        3.921        0.647
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(2.280)          $ 2.450        $ 4.060        $(9.930)     $  3.740     $  0.560
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
In excess of net investment
   income                              $    --           $    --        $    --        $    --      $ (0.060)          --
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $    --        $    --        $    --      $ (0.060)    $     --
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.430           $12.710        $10.260        $ 6.200      $ 16.130     $ 12.450
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (17.94)%           23.88%         65.48%        (61.56)%       30.15%        4.71%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $64,900           $90,742        $92,860        $75,635      $296,586     $284,575
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.86%(4)          2.77%          2.83%          2.78%         2.66%        2.63%
   Expenses after custodian
      fee reduction(3)                    2.65%(4)          2.55%          2.64%          2.66%         2.63%        2.57%
   Net investment loss                   (1.86)%(4)        (0.97)%        (0.59)%        (0.40)%       (0.75)%      (0.51)%
Portfolio Turnover of the
   Portfolio                                10%               34%            57%            42%           48%          42%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS C
                                  --------------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -----------------------------------------
                                  (UNAUDITED)(1)         2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 8.640           $ 6.980        $ 4.220        $10.970
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment loss                    $(0.068)          $(0.083)       $(0.039)       $(0.025)
Net realized and unrealized
   gain (loss)                          (1.482)            1.743          2.799         (6.725)
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(1.550)          $ 1.660        $ 2.760        $(6.750)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 7.090           $ 8.640        $ 6.980        $ 4.220
------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (17.94)%           23.78%         65.40%        (61.53)%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,751           $ 8,851        $ 8,158        $ 6,449
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.85%(4)          2.80%          2.83%          2.79%
   Expenses after custodian
      fee reduction(3)                    2.64%(4)          2.58%          2.64%          2.67%
   Net investment loss                   (1.86)%(4)        (0.99)%        (0.69)%        (0.36)%
Portfolio Turnover of the
   Portfolio                                10%               34%            57%            42%
------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater China Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.9% at February 28, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At February 28, 2001, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2008, August 31, 2007 and August 31, 2005, respectively ($1,617,906, $53,501,891 and $8,191,063).

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2000
    ----------------------------------------------------------------------------
    Sales                                             1,850,049        2,852,762
    Redemptions                                      (2,440,319)      (3,899,961)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (590,270)      (1,047,199)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                68,822          405,361
    Redemptions                                        (987,963)      (2,316,022)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (919,141)      (1,910,661)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2000
    ----------------------------------------------------------------------------
    Sales                                               662,441        1,536,641
    Redemptions                                        (876,215)      (1,681,222)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (213,774)        (144,581)
    ----------------------------------------------------------------------------

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2001 the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $165,466. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $6,379 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2001. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively the Plans), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares and an amount equal to (a) 0.50% of that portion of the Fund's
   Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A shares average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered distribution charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of uncovered distribution charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued approximately $74,000, $270,872, and $23,712 for Class A, Class B, and
   Class C shares, respectively to or payable to EVD for the six months ended February 28, 2001, representing approximately 0.28% (annualized),

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   0.75% (annualized), and 0.75% (annualized) of the average daily net assets for Class A, Class B, and Class C shares, respectively. At February 28, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $2,550,000 and $5,284,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Funds average daily net assets attributable to Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. Service fee payments for the six months ended February 28, 2001 amounted to approximately $60,542, $91,421, and $7,904 for Class A, Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of uncovered distribution charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no uncovered distribution charges exist will be credited to the Fund. EVD received approximately $48,000 and $2,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $27,518,506 and $46,649,279, respectively, for the six months ended
   February 28, 2001.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.9%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------

HONG KONG -- 69.7%
Auto manufacturer -- 0.9%
-------------------------------------------------------------------
Brilliance China Automotive Holdings,
Ltd.                                       4,084,000   $  1,151,912
One of China's largest mini-bus
manufacturers.
-------------------------------------------------------------------
                                                       $  1,151,912
-------------------------------------------------------------------
Building - Heavy Construction -- 0.5%
-------------------------------------------------------------------
New World Infrastructure                     735,400   $    617,555
The group owns roads and bridges,
container terminals in Hong Kong and
China, power stations, water treatment
plants, and information infrastructure
projects.
-------------------------------------------------------------------
                                                       $    617,555
-------------------------------------------------------------------
Distribution / Wholesale -- 6.8%
-------------------------------------------------------------------
Li & Fung Ltd.                             4,600,000   $  8,374,466
One of the largest global intermediators
between garment suppliers and retailers.
-------------------------------------------------------------------
                                                       $  8,374,466
-------------------------------------------------------------------
Diversified Operations -- 2.3%
-------------------------------------------------------------------
China Resources Enterprises Ltd.             936,000   $  1,518,019
Property investment and development.
Citic Pacific, Ltd.                          358,000      1,285,145
Diversified company engaged in
infrastructure, trading, and
distribution, property and industrial
manufacturing.
-------------------------------------------------------------------
                                                       $  2,803,164
-------------------------------------------------------------------
Diversified Trading -- 11.2%
-------------------------------------------------------------------
Hutchison Whampoa                          1,160,000   $ 13,756,587
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications,
media, energy, finance and investment.
-------------------------------------------------------------------
                                                       $ 13,756,587
-------------------------------------------------------------------
Electric-Generation -- 1.0%
-------------------------------------------------------------------
Huaneng Power International, Inc.          2,500,000   $  1,274,055
Largest independant power generation
company in China.
-------------------------------------------------------------------
                                                       $  1,274,055
-------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.8%
-------------------------------------------------------------------
Johnson Electric Holdings, Ltd.              416,000   $    696,009
One of the largest micro-motor producers
in the world.
Varitronix International Ltd.              1,520,000      1,549,251
Designs, manufactures and sells liquid
crystal displays and related products.
-------------------------------------------------------------------
                                                       $  2,245,260
-------------------------------------------------------------------
Finance - Other Services -- 1.1%
-------------------------------------------------------------------
Hong Kong Exchange and Clearing              658,000   $  1,387,723
Engaged in the stock exchange, futures
exchange, and securities clearing
services in Hong Kong.
-------------------------------------------------------------------
                                                       $  1,387,723
-------------------------------------------------------------------
Financial -- 13.9%
-------------------------------------------------------------------
China Everbright, Ltd.                     1,902,000   $  2,219,028
Involved in banking, insurance, and
securities operations in China.
HSBC Holdings PLC                          1,100,700     14,817,305
One of the largest banking and financial
services organizations in the world.
-------------------------------------------------------------------
                                                       $ 17,036,333
-------------------------------------------------------------------
Industrial / Manufacturing -- 0.0%
-------------------------------------------------------------------
CIM Co., Ltd.(1)(2)                        1,800,000   $          0
Diversified company with interests in
property and investment, public
transportation, trading and
hotel operations.
-------------------------------------------------------------------
                                                       $         (0)
-------------------------------------------------------------------
Metal Processors & Fabricator -- 0.8%
-------------------------------------------------------------------
Angang New Steel Co., Ltd.(1)              9,504,000   $  1,035,706
Specializes in cold-rolled sheets, wire
rods, and thick plates.
-------------------------------------------------------------------
                                                       $  1,035,706
-------------------------------------------------------------------
Oil Companies - Integrated -- 1.9%
-------------------------------------------------------------------
PetroChina Co. Ltd.                       12,388,000   $  2,302,927
An integrated oil and gas company with
operations in China.
-------------------------------------------------------------------
                                                       $  2,302,927
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Real Estate Operating / Development -- 14.4%
-------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                   830,000   $ 10,055,898
Property development and construction.
Kerry Properties, Ltd.                     1,500,000      2,384,646
Property development, investment and
management.
Sun Hung Kai Properties, Ltd.                184,000      2,052,334
Property development and investment,
hotel ownership.
Wharf Holdings, Ltd.                       1,085,000      3,136,803
Diversified company with interests in
property development and investments,
terminals and warehousing, public
transportation and communications.
-------------------------------------------------------------------
                                                       $ 17,629,681
-------------------------------------------------------------------
Retail - Apparel -- 0.5%
-------------------------------------------------------------------
Giordano International Ltd.                1,060,000   $    625,136
One of Asia's best managed retailing
operations.
-------------------------------------------------------------------
                                                       $    625,136
-------------------------------------------------------------------
Telecommunications - Cellular -- 7.6%
-------------------------------------------------------------------
China Mobile(1)                            1,700,000   $  9,306,530
The largest mobile operator in China.
-------------------------------------------------------------------
                                                       $  9,306,530
-------------------------------------------------------------------
Telecommunications - Services -- 1.0%
-------------------------------------------------------------------
China Unicom, Ltd.(1)                        768,000   $  1,181,554
China's second largest
telecommunications provider.
-------------------------------------------------------------------
                                                       $  1,181,554
-------------------------------------------------------------------
Television -- 2.0%
-------------------------------------------------------------------
Television Broadcasts, Ltd.                  400,000   $  2,405,159
Hong Kong's dominant Chinese-language TV
program provider.
-------------------------------------------------------------------
                                                       $  2,405,159
-------------------------------------------------------------------
Transportation -- 2.0%
-------------------------------------------------------------------
China Merchants Holdings                   2,937,000   $  2,391,050
Engaged in the Industrial and
Infrastructure business.
-------------------------------------------------------------------
                                                       $  2,391,050
-------------------------------------------------------------------
Total Hong Kong
   (identified cost $52,943,733)                       $ 85,524,798
-------------------------------------------------------------------

MALAYSIA -- 1.1%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Commercial Banks -- 1.1%
-------------------------------------------------------------------
RHB Capital Berhad                         2,010,000   $  1,322,368
Third largest bank in Malaysia with a
retail focus.
-------------------------------------------------------------------
                                                       $  1,322,368
-------------------------------------------------------------------
Total Malaysia
   (identified cost $2,023,486)                        $  1,322,368
-------------------------------------------------------------------

REPUBLIC OF KOREA -- 4.6%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Electric Products - Miscellaneous -- 2.6%
-------------------------------------------------------------------
Samsung Electronics                           21,085   $  3,144,380
World's largest DRAM company and a
leading mobile handset manufacturer.
-------------------------------------------------------------------
                                                       $  3,144,380
-------------------------------------------------------------------
Financial -- 0.6%
-------------------------------------------------------------------
Samsung Securities Co., Ltd.                  28,000   $    794,928
Korea's leading securities brokerage
company.
-------------------------------------------------------------------
                                                       $    794,928
-------------------------------------------------------------------
Telecommunication Services -- 1.4%
-------------------------------------------------------------------
Korea Telecom Corp. ADR                       56,800   $  1,704,000
Monopolistic telecom service provider
for South Korea
-------------------------------------------------------------------
                                                       $  1,704,000
-------------------------------------------------------------------
Total Republic of Korea
   (identified cost $4,062,418)                        $  5,643,308
-------------------------------------------------------------------

TAIWAN -- 17.6%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Chemicals -- 1.1%
-------------------------------------------------------------------
Nan Ya Plastic                             1,063,443   $  1,334,646
Producer of PVC/non-PVC secondary
processed goods, polyester fibers, PCB's
and CCLs.
-------------------------------------------------------------------
                                                       $  1,334,646
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Commercial Banks -- 1.3%
-------------------------------------------------------------------
Taishin International Bank(1)              2,844,000   $  1,573,651
One of Taiwan's more profitable private
banks.
-------------------------------------------------------------------
                                                       $  1,573,651
-------------------------------------------------------------------
Computers -- 1.3%
-------------------------------------------------------------------
Compal Electronics                         1,000,262   $  1,576,920
Production of color monitors, portable
computers, terminals and others.
-------------------------------------------------------------------
                                                       $  1,576,920
-------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.6%
-------------------------------------------------------------------
Asustek Computer, Inc.                       170,098   $    754,530
A large motherboard producer in Taiwan
supplying to Intel.
Wintek Corp.(1)                              660,000      1,152,705
A competitive Taiwan based LCD
manufacturer.
-------------------------------------------------------------------
                                                       $  1,907,235
-------------------------------------------------------------------
Electronic Connectors -- 3.6%
-------------------------------------------------------------------
Hon Hai Precision Industry                   714,000   $  4,436,291
Taiwan's largest connector manufacturer
and one of the largest global PC case
manufacturers.
-------------------------------------------------------------------
                                                       $  4,436,291
-------------------------------------------------------------------
Power Converters / Power Supply
Equipment -- 4.0%
-------------------------------------------------------------------
Delta Electronics                          1,388,000   $  4,955,610
Produces switching power supplies, local
area network components and electrical
parts, filters and electrical magnetic
components.
-------------------------------------------------------------------
                                                       $  4,955,610
-------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 4.7%
-------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
Co.(1)                                       865,920   $  2,409,051
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties.
United Microelectronics Corp., Ltd.(1)     2,021,600      3,312,049
Is a leader in advanced process
technology in the semiconductor
industry.
-------------------------------------------------------------------
                                                       $  5,721,100
-------------------------------------------------------------------
Total Taiwan
   (identified cost $17,803,248)                       $ 21,505,453
-------------------------------------------------------------------

THAILAND -- 1.9%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Commercial Banks -- 1.1%
-------------------------------------------------------------------
Siam Commercial Bank(1)                    2,000,000   $  1,404,038
One of the largest banks in Thailand.
-------------------------------------------------------------------
                                                       $  1,404,038
-------------------------------------------------------------------
Utilities -- 0.8%
-------------------------------------------------------------------
Electricity Generating (Foreign)           1,100,000   $    995,591
Involved in privatizing electricity in
Thailand.
-------------------------------------------------------------------
                                                       $    995,591
-------------------------------------------------------------------
Total Thailand
   (identified cost $3,740,189)                        $  2,399,629
-------------------------------------------------------------------
Total Common Stocks
   (identified cost $80,573,074)                       $116,395,556
-------------------------------------------------------------------
Total Investments -- 94.9%
   (identified cost $80,573,074)                       $116,395,556
-------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.1%                 $  6,221,611
-------------------------------------------------------------------
Net Assets -- 100.0%                                   $122,617,167
-------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                         PERCENTAGE OF
  COMPANY                      INDUSTRY SECTOR                           NET ASSETS     VALUE
  -------------------------------------------------------------------------------------------------
  HSBC Holdings PLC            Financial                                       12.1%    $14,817,305
  Hutchison Whampoa            Diversified Trading                             11.2      13,756,587
  Cheung Kong Holdings, Ltd.   Real Estate Operating/ Development               8.2      10,055,898
  China Mobile                 Telecommunications - Cellular                    7.6       9,306,530
  Li & Fung Ltd.               Distribution/Wholesale                           6.8       8,374,466
  Delta Electronics            Power Converters/Power Supply Equipment          4.0       4,955,610
  Hon Hai Precision Industry   Electronic Connectors                            3.6       4,436,291
  United Microelectronics      Semiconductor Components/Integrated
  Corp., Ltd.                  Circuits                                         2.7       3,312,049
  Samsung Electronics          Electric Products - Miscellaneous                2.6       3,144,380
  Wharf Holdings, Ltd.         Real Estate Operating/ Development               2.6       3,136,803

INDUSTRY CONCENTRATION -- BELOW ARE THE
TOP TEN INDUSTRIES REPRESENTED IN THE
PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE OF
COMPANY                                   NET ASSETS     VALUE
--------------------------------------------------------------------
Financial                                       14.5%    $17,831,261
Real Estate Operating/Development               14.4      17,629,681
Diversified Trading                             11.2      13,756,587
Telecommunications - Cellular                    7.6       9,306,530
Distribution/Wholesale                           6.8       8,374,466
Semiconductor Components/Integrated
Circuits                                         4.7       5,721,100
Power Converters/Power Supply Equipment          4.0       4,955,610
Electronic Connectors                            3.6       4,436,291
Commercial Banks                                 3.5       4,300,057
Electronic Components - Miscellaneous            3.4       4,152,495

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $80,573,074)                           $116,395,556
Cash                                         4,122,706
Foreign currency, at value (identified
   cost, $2,115,043)                         2,115,242
Interest and dividends receivable               11,752
Tax reclaim receivable                           1,294
Prepaid expenses                                 1,341
------------------------------------------------------
TOTAL ASSETS                              $122,647,891
------------------------------------------------------

Liabilities
------------------------------------------------------
Accrued expenses                          $     30,724
------------------------------------------------------
TOTAL LIABILITIES                         $     30,724
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $122,617,167
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 86,794,477
Net unrealized appreciation (computed on
   the basis of identified cost)            35,822,690
------------------------------------------------------
TOTAL                                     $122,617,167
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
Investment Income
------------------------------------------------------
Dividends                                 $    505,058
Interest                                        23,541
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    528,599
------------------------------------------------------

Expenses
------------------------------------------------------
Management fee                            $    511,480
Administration fee                             169,055
Trustees' fees and expenses                      7,090
Legal and accounting services                   35,190
Custodian fee                                  136,466
Miscellaneous                                    2,709
------------------------------------------------------
TOTAL EXPENSES                            $    861,990
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    132,374
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    132,374
------------------------------------------------------

NET EXPENSES                              $    729,616
------------------------------------------------------

NET INVESTMENT LOSS                       $   (201,017)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  4,930,451
   Foreign currency transactions              (306,407)
------------------------------------------------------
NET REALIZED GAIN                         $  4,624,044
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(32,259,018)
   Foreign currency                               (375)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(32,259,393)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(27,635,349)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(27,836,366)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        (201,017) $       942,686
   Net realized gain                              4,624,044        9,602,457
   Net change in unrealized
      appreciation (depreciation)               (32,259,393)      32,170,370
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (27,836,366) $    42,715,513
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      29,755,348  $    59,859,330
   Withdrawals                                  (48,482,865)    (101,495,501)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (18,727,517) $   (41,636,171)
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (46,563,883) $     1,079,342
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     169,181,050  $   168,101,708
----------------------------------------------------------------------------
AT END OF PERIOD                          $     122,617,167  $   169,181,050
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -------------------------------------------------------------
                                  (UNAUDITED)            2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.28%(1)         1.25%        1.23%        1.19%        1.19%        1.19%
   Expenses after custodian
      fee reduction                       1.08%(1)         1.06%        1.05%        1.07%        1.16%        1.12%
   Net investment income
      (loss)                             (0.30)%(1)        0.51%        1.08%        1.19%        0.72%        0.94%
Portfolio Turnover                          10%              34%          57%          42%          48%          42%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $122,617         $169,181     $168,102     $140,649     $537,782     $510,298
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2001, the adviser fee was equivalent to 0.75% of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2001, the administrative fee was 0.25% (annualized) of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $12,660,363 and $27,012,757, respectively, for the six months ended February 28, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 80,573,074
    ------------------------------------------------------
    Gross unrealized appreciation             $ 47,235,157
    Gross unrealized depreciation              (11,412,675)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 35,822,482
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 2001.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2001.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2001

INVESTMENT MANAGEMENT

EATON VANCE GREATER CHINA GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

Adaline Mang-Yee Ko
Portfolio Manager

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

SPONSOR AND MANAGER OF
EATON VANCE GREATER CHINA GROWTH FUND &
ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109



ADVISER OF GREATER CHINA GROWTH PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



EATON VANCE GREATER CHINA GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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406-4/01                                                                  CGSRC